Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock Redeemable Shares
Diluted weighted average shares outstanding	7,511,529	28,750,000
Diluted net (loss) income per share	$ (0.10)	$ 0.27
Class A Common Stock Non-Redeemable Shares
Diluted weighted average shares outstanding	5,603,340	7,187,500
Diluted net (loss) income per share	$ (0.10)	$ 0.27
Class B Common Stock
Diluted weighted average shares outstanding	1,584,160	7,187,500
Diluted net (loss) income per share	$ (0.10)	$ 0.27